Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	$ 130	$ 172
Foreign currency translation	41	2
Balance at the end of the period	$ 171	$ 174